Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001741534
Registrant Name	MDJM LTD
Registration File Number	333-292953
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A